Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Revenue	$ 1,321,224	$ 1,003,233
Operating loss	(232,057)	(308,586)
Depreciation and amortization	377,746	391,659
Impairment of property, plant and equipment	15,313
Total assets	3,892,931	4,324,214
Goodwill	205,167	207,399	$ 208,479
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,321,224	1,003,233
Operating loss	(88,078)	(155,979)
Depreciation and amortization	377,746	391,659
Impairment of property, plant and equipment	15,313
Total assets	3,892,931	4,324,214
Goodwill	205,167	207,399
Capital expenditures	98,002	203,472
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,173,930	907,821
Operating loss	(6,930)	(51,354)
Depreciation and amortization	334,587	348,005
Impairment of property, plant and equipment	15,313
Total assets	3,491,393	3,914,604
Goodwill	205,167	207,399
Capital expenditures	69,076	196,013
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	154,146	100,049
Operating loss	(17,750)	(25,316)
Depreciation and amortization	29,638	29,272
Total assets	209,353	217,064
Capital expenditures	4,509	1,204
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Operating loss	(63,398)	(79,309)
Depreciation and amortization	13,521	14,382
Total assets	192,185	192,546
Capital expenditures	24,417	6,255
Inter- Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(16,567)	(10,629)
Inter- Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (6,852)	$ (4,637)